DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1	-	DESCRIPTION OF BUSINESS AND GENERAL

Artemis Therapeutics Inc. (“the Company”) was originally incorporated under the laws of the State of Nevada, on April 22, 1997. Based on the lack of business activities since January 10, 2019, the Company was classified as a “shell” company as defined by the Securities and Exchange Commission (the “SEC”).

Following the completion of the transactions contemplated by the Share Exchange Agreement (as defined and detailed below), the Company is no longer classified as a “shell” Company.

On March 6, 2022, the Company entered into a Share Exchange Agreement, as amended on June 30, 2022 (the “Share Exchange Agreement”) with Manuka Ltd., and the shareholders of Manuka Ltd., a company incorporated in Israel and engaged in developing and manufacturing skincare products based on Mānuka honey and bee venom.

Pursuant to the terms of the Share Exchange Agreement, on June 30, 2022, the Company acquired 100% of the outstanding shares of Manuka Ltd. (the “Reverse Recapitalization Transaction”). Pursuant to the Share Exchange Agreement, in exchange for all of the outstanding shares of Manuka Ltd., the Company issued to the shareholders of Manuka Ltd. a total of 33,791,641 (including shares issued to service provider of 2,242,509) common stock and 110,000 preferred D shares, convertible into 66,000,000 shares of common stock of the Company, representing 89% of the total shares issued and outstanding after giving effect to the Reverse Recapitalization Transaction. As part of the Share Exchange Agreement, Manuka Ltd purchased the net liabilities of the Company in the amount of $60 thousand. As a result of the Reverse Recapitalization Transaction, Manuka Ltd. became a wholly owned subsidiary of the Company. As the shareholders of Manuka Ltd. received the largest ownership interest in the Company, Manuka Ltd. was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the financial statement of Manuka Ltd. for all periods presented, except for the adjustments to reflect the legal capital of the Company.

As of December 31, 2022, the term Company refers to Artemis Therapeutics Inc. as adjusted to reflect the financial statements of Manuka Ltd.

The number of shares included within these financial statements have been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the Reverse Recapitalization Transaction.

The Company’s Common Stock is not listed on any national stock exchange but is quoted on the OTC Pink Market under the symbol “ATMS.”

The Company is at its early stages and has incurred substantial operating losses. There is uncertainty regarding the future of its operations. Moreover, the Company is thinly capitalized and have not yet generated cash from operations. Management expects the company to continue to generate substantial operating losses and to continue to fund its operations primarily through additional raises of capital. Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan includes raising funds from existing and potential investors. However, there is no assurance such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to meet its objectives. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.